TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 568.0	SFr 1,007.0
Weighted-average life, in years	6 years 2 months 14 days	6 years 8 months 12 days
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (7.7)	SFr (18.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(14.9)	(35.6)
Impact on fair value from 10% adverse change in expected credit losses	(4.8)	(8.0)
Impact on fair value from 20% adverse change in expected credit losses	SFr (9.5)	SFr (15.9)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.60%	2.10%
Expected credit losses rate (rate per annum), in % (as a percent)	1.10%	0.90%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	16.10%	13.30%
Expected credit losses rate (rate per annum), in % (as a percent)	15.30%	12.70%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 86.0	SFr 73.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 2,067.0	SFr 2,274.0
Weighted-average life, in years	6 years 10 months 24 days	9 years 8 months 12 days
Impact on fair value from 10% adverse change in prepayment speed	SFr (28.7)	SFr (30.5)
Impact on fair value from 20% adverse change in prepayment speed	(55.7)	(57.6)
Impact on fair value from 10% adverse change in cash flow discount rate	(39.0)	(63.1)
Impact on fair value from 20% adverse change in cash flow discount rate	(75.9)	(122.5)
Impact on fair value from 10% adverse change in expected credit losses	(27.8)	(32.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (54.3)	SFr (63.2)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	1.10%	1.00%
Cash flow discount rate per annum, in % (as a percent)	0.60%	1.50%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	1.30%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	31.10%	37.10%
Cash flow discount rate per annum, in % (as a percent)	39.10%	35.50%
Expected credit losses rate (rate per annum), in % (as a percent)	37.70%	34.30%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 584.0	SFr 581.0
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 276.0	SFr 56.0
Weighted-average life, in years	5 years 7 months 7 days	2 years 6 months 1 day
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (5.2)	SFr (0.7)
Impact on fair value from 20% adverse change in cash flow discount rate	(10.3)	(1.5)
Impact on fair value from 10% adverse change in expected credit losses	(4.1)	(0.7)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.1)	SFr (1.5)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.30%	5.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.20%	0.20%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	21.80%	21.20%
Expected credit losses rate (rate per annum), in % (as a percent)	20.00%	14.20%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 50.0	SFr 55.0